Financial Instruments (Details 4) - Interest Rate Risk And Monetary Variation [Member] R$ in Thousands	Dec. 31, 2024 BRL (R$)
Disclosure of financial assets [line items]
Financial assets, Baseline	R$ 4,037,677
Financial assets, projected probable	271,070
Financial assets, projected scenario 1	203,289
Financial assets, projected scenario 2	135,562
Financial liabilities, Baseline	(20,496,558)
Financial liabilities, projected probable	(2,244,950)
Financial liabilities, projected scenario 1	(2,806,185)
Financial liabilities, projected scenario 2	(3,367,424)
Loans And Financing Banco Do Brasil [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(751,522)
Financial liabilities, projected probable	(112,728)
Financial liabilities, projected scenario 1	(140,910)
Financial liabilities, projected scenario 2	(169,092)
Banco Itau [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(1,036,260)
Financial liabilities, projected probable	(155,439)
Financial liabilities, projected scenario 1	(194,299)
Financial liabilities, projected scenario 2	(233,159)
Loans And Financing BNDES1 [member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(1,401,520)
Financial liabilities, projected probable	(123,232)
Financial liabilities, projected scenario 1	(154,040)
Financial liabilities, projected scenario 2	(184,848)
Loans And Financing BNDES [member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(395,126)
Financial liabilities, projected probable	(21,732)
Financial liabilities, projected scenario 1	(27,165)
Financial liabilities, projected scenario 2	(32,598)
Promissory Notes Banco Do Nordeste [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(1,529,105)
Financial liabilities, projected probable	(84,101)
Financial liabilities, projected scenario 1	(105,126)
Financial liabilities, projected scenario 2	(126,151)
Promissory Notes Banco Do Brasil Distribution Of Funds From BNDES [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(37,507)
Financial liabilities, projected probable	(3,298)
Financial liabilities, projected scenario 1	(4,122)
Financial liabilities, projected scenario 2	(4,947)
Promissory Notes Other [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(3,831)
Debentures [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(8,070,490)
Financial liabilities, projected probable	(1,210,574)
Financial liabilities, projected scenario 1	(1,513,217)
Financial liabilities, projected scenario 2	(1,815,860)
Debentures One [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(4,629,755)
Financial liabilities, projected probable	(254,637)
Financial liabilities, projected scenario 1	(318,296)
Financial liabilities, projected scenario 2	(381,955)
Debentures Two [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(73,709)
Financial liabilities, projected probable	(6,481)
Financial liabilities, projected scenario 1	(8,101)
Financial liabilities, projected scenario 2	(9,722)
Sectorial Financial Liabilities [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(1,077,810)
Financial liabilities, projected probable	(161,672)
Financial liabilities, projected scenario 1	(202,089)
Financial liabilities, projected scenario 2	(242,507)
ICMS Installment Payment
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(11,963)
Financial liabilities, projected probable	(1,794)
Financial liabilities, projected scenario 1	(2,243)
Financial liabilities, projected scenario 2	(2,692)
Special Tax Regularization Program – Pert
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(339,831)
Financial liabilities, projected probable	(50,975)
Financial liabilities, projected scenario 1	(63,718)
Financial liabilities, projected scenario 2	(76,462)
Payable Related To Concession [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(861,982)
Financial liabilities, projected probable	(43,099)
Financial liabilities, projected scenario 1	(53,874)
Financial liabilities, projected scenario 2	(64,649)
Payable Related To Concession One [Member]
Disclosure of financial assets [line items]
Financial liabilities, Baseline	(276,147)
Financial liabilities, projected probable	(15,188)
Financial liabilities, projected scenario 1	(18,985)
Financial liabilities, projected scenario 2	(22,782)
Bonds And Securities One [Member]
Disclosure of financial assets [line items]
Financial assets, Baseline	529,708
Financial assets, projected probable	78,132
Financial assets, projected scenario 1	58,585
Financial assets, projected scenario 2	39,092
Collaterals And Escrow Accounts [Member]
Disclosure of financial assets [line items]
Financial assets, Baseline	9
Financial assets, projected probable	1
Financial assets, projected scenario 1	1
Financial assets, projected scenario 2	1
Accounts Receivable Related To The Concession [Member]
Disclosure of financial assets [line items]
Financial assets, Baseline	3,432,535
Financial assets, projected probable	188,789
Financial assets, projected scenario 1	141,592
Financial assets, projected scenario 2	94,395
Accounts Receivable Related To Generation Concession [Member]
Disclosure of financial assets [line items]
Financial assets, Baseline	75,425
Financial assets, projected probable	4,148
Financial assets, projected scenario 1	3,111
Financial assets, projected scenario 2	R$ 2,074